Organization - Schedule of Cash Flows of VIEs (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	¥ 3,332,318,827	$ 484,665,672	¥ 2,797,808,786	¥ 794,063,139
Net cash used in investing activities	(2,790,734,349)	(405,895,476)	(4,422,318,732)	(3,598,136,678)
Net cash (used in)/provided by financing activities	(6,727,839,034)	(978,523,604)	10,001,639,139	3,379,729,509
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	3,375,764,483	490,984,580	2,587,050,255	793,604,997
Net cash used in investing activities	(1,789,268,184)	(260,238,264)	(4,295,677,821)	(3,598,136,678)
Net cash (used in)/provided by financing activities	¥ (4,568,154,072)	$ (664,410,453)	¥ 5,251,615,220	¥ 3,380,179,509